WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 140.0%
Alabama - 8.5%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$700,000	$610,099	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,580,000	11,317,713
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,562,974
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000	10,654,189
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	8,048,505
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	8,525,000	12,033,464
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	5,690,000	6,302,187	(b)(c)

Total Alabama				50,529,131

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	931,178

Arizona - 6.0%
Arizona State IDA Revenue, Lincoln South Beltway Project, Series 2020	5.000%	2/1/27	1,760,000	2,201,725
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	833,293
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	5,650,000	6,530,722	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,053,759	(d)
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, Junior Lien, Series A	5.000%	7/1/44	750,000	978,705
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	934,635
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,571,600
Series 2007	5.000%	12/1/32	10,000,000	13,181,400
Series 2007	5.000%	12/1/37	5,500,000	7,530,215

Total Arizona				35,816,054

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 19.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$1,750,000	$2,045,488
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,195,100
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.190%	4/1/24	5,500,000	5,534,870	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	592,030
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	750,000	872,265
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,500,000	1,723,620	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,900,000	2,174,246	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	12,991,500	(a)(d)
California State, GO:
Various Purpose	5.000%	3/1/36	2,000,000	2,637,080
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,183,270
Various Purpose, Refunding	4.000%	3/1/40	1,750,000	2,102,467
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,797,612	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,609,138
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,855,000	2,944,676
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	565,521
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,644,947
Los Angeles County, CA, Public Works Financing Authority Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,244,740
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,075,810

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	$500,000	$610,155	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	2,500,000	2,996,775	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	6,940,946	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	2,222,560	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	3,103,600
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	4,000,000	4,851,080
Series C	5.000%	7/1/37	1,000,000	1,251,410
Series C	5.000%	7/1/42	2,000,000	2,474,220
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,872,975
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	400,000	438,952	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	5,337,457
Series B	6.500%	11/1/39	8,000,000	12,745,040
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,123,712
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,135,940
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,412,221
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	218,244
Senior Lien, Series A	5.750%	6/1/48	600,000	653,652
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,260,420

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$2,500,000	$3,003,850
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,803,825	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,240,730
Shafter Wasco Irrigation District, CA, COP	5.000%	11/1/40	5,000,000	5,032,100
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	638,170
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	608,140

Total California				113,910,554

Colorado - 10.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	517,430
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,862,032
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,107,537
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	649,104
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	10,945,000	12,942,900	(a)(e)
Series C	6.125%	11/15/25	13,630,000	14,263,250	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	28,699,740

Total Colorado				61,041,993

Connecticut - 1.6%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,834,155
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,495,085

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO:
Series A	5.000%	4/15/35	$1,650,000	$2,088,587
Series E	5.000%	10/15/34	930,000	1,121,087
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	967,212	(d)

Total Connecticut				9,506,126

District of Columbia - 0.5%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	3,207,904

Florida - 4.0%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,452,450	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	610,944	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,782,538
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,748,235	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,608,130	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,025,470
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	1,250,000	1,476,275
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	816,818
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	750,000	856,702
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	1,000,000	1,225,590

Total Florida				23,603,152

Georgia - 1.2%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,233,880

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$800,000	$946,520
Series B	5.000%	3/15/22	4,000,000	4,258,720
Series C	4.000%	9/1/26	560,000	652,624	(b)(c)

Total Georgia				7,091,744

Hawaii - 1.2%
Hawaii State Airports System Revenue, Series A	5.000%	7/1/39	7,000,000	7,043,470

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,318,922

Illinois - 17.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,657,755
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	111,732
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	457,897
Dedicated, Series H	5.000%	12/1/36	500,000	554,840
Dedicated, Series H	5.000%	12/1/46	150,000	163,179
Series D	5.000%	12/1/46	6,435,000	7,067,560
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	220,000	239,758
Series A	5.000%	1/1/44	1,000,000	1,095,800
Series A, Refunding	5.000%	1/1/26	2,250,000	2,529,900
Series A, Refunding	6.000%	1/1/38	1,500,000	1,731,450
Series B	5.500%	1/1/32	3,300,000	3,632,970
Series C, Refunding	5.000%	1/1/25	3,000,000	3,320,100
Series D, Refunding	5.500%	1/1/34	10,000	10,952
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,145,080
General, Third Lien	5.625%	1/1/35	1,240,000	1,258,650
General, Third Lien	5.750%	1/1/39	965,000	979,253
Series A, Refunding	5.000%	1/1/31	1,000,000	1,153,440	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	8,001,070	(a)
Trips Obligated Group	5.000%	7/1/48	700,000	791,903	(a)

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$1,000,000	$1,139,210
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,425,112	(f)
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	597,560	(f)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,090,630
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,131,580
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	871,447
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,211,012
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,531,127
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,303,573
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	2,928,150
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,336,700
Illinois State Finance Authority Revenue:
Depaul University, Series A	6.125%	10/1/40	5,000,000	5,171,500	(g)
Northshore University Health System, Refunding	4.000%	8/15/40	1,900,000	2,215,001
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	475,605
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	919,140
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	650,000	736,300
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/39	4,000,000	4,584,680
Series C, Refunding	5.000%	1/1/27	1,600,000	1,997,952
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	250,000	297,098

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2006	5.500%	1/1/30	$275,000	$332,390
Series 2016	5.000%	1/1/33	1,500,000	1,632,345
Series 2016	5.000%	11/1/33	2,350,000	2,579,360
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,867,284
Series A	5.000%	5/1/36	690,000	765,576
Series A	5.000%	5/1/39	2,000,000	2,200,760
Series A, Refunding	5.000%	10/1/29	3,795,000	4,363,795
Series A, Refunding	5.000%	10/1/30	500,000	571,545
Series B, Refunding	5.000%	10/1/29	750,000	862,410
Series D	5.000%	11/1/27	3,325,000	3,757,549
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,540,965
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	5,900,000	6,650,421
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,762,705

Total Illinois				101,753,771

Indiana - 2.4%
Indiana State Finance Authority Revenue:
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,342,850	(a)
Second Lien, CWA Authority, Series B	5.000%	10/1/41	5,000,000	5,209,400
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,377,680
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,109,730	(a)

Total Indiana				14,039,660

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	540,000	546,847

Kentucky - 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,177,460

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$5,000,000	$5,809,200	(b)(c)
Series C	4.000%	6/1/25	5,800,000	6,564,498	(b)(c)

Total Kentucky				13,551,158

Louisiana - 1.8%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,387,880	(a)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,220,950	(b)(c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,300,000	1,306,370	(b)(c)
Marathon Oil Corp. Project, Refunding	2.375%	7/1/26	1,750,000	1,775,287	(b)(c)

Total Louisiana				10,690,487

Massachusetts - 2.8%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,243,370
Broad Institute Inc., Series A	5.250%	4/1/37	8,000,000	8,237,120	(g)
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	536,855
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	723,330
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	576,180
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	1,700,000	2,124,269	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,315,390

Total Massachusetts				16,756,514

Michigan - 4.5%
Detroit, MI, Downtown Development Authority Revenue, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,119,510
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,475,755
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	601,290
Lansing, MI, Board of Water & Light Utility System Revenue, Series A	5.000%	7/1/37	4,500,000	4,680,675	(g)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	1,250,000	1,281,525	(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	$650,000	$737,256
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	735,812
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,434,946	(g)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,270,000	1,446,073
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	293,812
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4	5.000%	11/15/47	3,000,000	3,780,480
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,570,940	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,775,625

Total Michigan				26,933,699

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,769,231	(g)

Missouri - 0.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,837,885
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,345,175

Total Missouri				4,183,060

Nevada - 0.2%
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/33	1,185,000	1,188,022

New Jersey - 7.9%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	842,550
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,576,650

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	$2,500,000	$2,773,475	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	889,905
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.690%	3/1/28	15,000,000	14,628,900	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,200,660
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,635,160
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,070,380	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	718,387	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	481,568
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,386,792
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,765,710
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,418,705
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	2,201,322
Transportation System, Series A, Refunding	5.000%	12/15/28	2,615,000	3,186,508
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	2,675,000	3,258,685
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	710,892

Total New Jersey				46,746,249

New York - 14.4%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,733,790
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	1,800,000	2,086,794	(b)(c)
New York City, NY, GO, Series D-1	5.000%	3/1/43	2,000,000	2,503,940

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	$2,650,000	$2,956,234
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,834,800
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,595,920
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	3,250,000	4,211,512
New York State Dormitory Authority Revenue:
Bidding Group 3 Bonds, Series A	5.000%	3/15/42	1,000,000	1,225,010
Series B, Refunding	5.000%	2/15/43	5,000	6,576	(g)
Series B, Refunding	5.000%	2/15/43	2,995,000	3,609,245
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,467,320
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,250,000	3,980,112
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,857,293	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,274,950
New York State Liberty Development Corp., Revenue:
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,155,344
Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	3,045,000	4,249,632
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B	4.000%	1/1/50	3,000,000	3,424,920
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,908,340	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,250,000	9,980,565	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	250,000	268,090	(a)

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	$2,750,000	$2,785,475
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,469,056	(h)
Consolidated Series 221	4.000%	7/15/55	3,600,000	4,009,932	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,265,810
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	1,250,000	1,445,638
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	7,350,000	9,257,839

Total New York				85,564,137

North Carolina - 1.0%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	2,154,302
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	857,790
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	300,000	357,651
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/51	1,500,000	1,684,170
Series A, Refunding, State Appropriations	5.000%	7/1/47	750,000	844,275

Total North Carolina				5,898,188

Ohio - 3.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	1,250,000	1,382,762
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	4,000,000	4,400,000
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,892,400	(g)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,588,320	(a)(b)(c)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	2,846,880

Total Ohio				19,110,362

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	$700,000	$832,405
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	832	*(i)

Total Oklahoma				833,237

Oregon - 0.6%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,299,060
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C	5.000%	7/1/24	1,000,000	1,152,830	(a)

Total Oregon				3,451,890

Pennsylvania - 4.1%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	313,198
Series 2018	5.000%	6/1/33	500,000	622,790
Cumberland County, PA, Municipal Authority, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/30	2,375,000	2,552,460
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	558,206
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,248,960	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,516,687
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	2,275,000	2,418,621	(g)
Subordinated, Series B	5.250%	12/1/41	3,725,000	3,950,474	(g)
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,474,142
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,553,556
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	2,080,991
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,131,820

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$600,000	$728,928
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,142,390

Total Pennsylvania				24,293,223

Puerto Rico - 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	3,920,000	4,032,700
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,400,000	966,000	*(i)
Series A	5.050%	7/1/42	350,000	241,500	*(i)
Series XX	5.250%	7/1/40	2,875,000	1,987,344	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	815,606
CAB, Restructured, Series A-1	0.000%	7/1/46	1,040,000	298,345
CAB, Restructured, Series A-1	0.000%	7/1/51	8,700,000	1,798,464
Restructured, Series A-1	4.550%	7/1/40	230,000	244,945
Restructured, Series A-1	5.000%	7/1/58	4,625,000	4,938,113
Restructured, Series A-2	4.329%	7/1/40	5,380,000	5,649,054
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	3,780,679

Total Puerto Rico				24,752,750

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	2,086,997	(a)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	595,945

Tennessee - 1.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,422,000
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	500,000	610,885

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Subordinated, Series B, Refunding	5.000%	7/1/46	$1,000,000	$1,214,400
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	7,435,675	(b)(c)

Total Tennessee				10,682,960

Texas - 10.5%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,515,462
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,452,562
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,541,877	(a)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	602,140
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series A, B and C, (0.000% until 10/1/23, 5.500%)	0.000%	10/1/36	4,000,000	4,606,000
First Tier, Series C, Refunding	4.000%	10/1/45	5,000,000	5,871,950
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	910,000	1,120,074	(e)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	5,500,000	5,703,665	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,150,800
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	139,654	(a)
Series 2017	5.000%	11/1/36	120,000	138,434	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	14,312,415
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	809,783
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	968,608
Series B, Refunding	5.000%	1/1/40	2,000,000	2,165,800
Series B, Refunding	5.000%	1/1/45	2,105,000	2,409,846
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	2,250,000	2,852,617

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	$610,000	$665,443
Texas State Municipal Gas Acquisition & Supply Corp. III, Series 2012	5.000%	12/15/27	8,550,000	9,201,595
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,689,712	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/39	1,500,000	1,797,360
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	500,000	396,560	*(d)(i)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	91,853	*(i)

Total Texas				62,204,210

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	698,789
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,475,000	1,410,366
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,200,612

Total U.S. Virgin Islands				3,309,767

Utah - 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	6,258,210	(a)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,144,090
Utah State Infrastructure Agency Telecommunication Revenue, Series 2019	4.000%	10/15/42	1,200,000	1,240,488

Total Utah				8,642,788

Virginia - 2.0%
Arlington County IDA, VA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	910,707

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	$1,100,000	$1,318,064	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,786,260	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	2,000,000	2,274,140
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,163,140	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,098,840	(a)

Total Virginia				11,551,151

Washington - 1.2%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	5/1/43	1,500,000	1,734,825	(a)
Series 2019	4.000%	4/1/44	750,000	808,252	(a)
Series 2019	5.000%	4/1/44	1,500,000	1,785,690	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,179,670	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	1,500,000	1,865,895

Total Washington				7,374,332

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,595,175	(b)(c)

Wisconsin - 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	3,022,000
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	1,000,000	880,950	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	1,500,000	1,303,995	(d)

Total Wisconsin				5,206,945

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $749,410,269)				829,312,983

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Arizona - 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.010%	11/15/52	$400,000	$400,000	(j)(k)

Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	200,000	200,000	(j)(k)

New York - 0.3%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.020%	4/1/42	300,000	300,000	(j)(k)
New York State HFA Revenue:
160 Madison Avenue, Series B, LOC - Landesbank Hessen-Thueringen	0.080%	11/1/46	250,000	250,000	(j)(k)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.060%	5/1/41	300,000	300,000	(a)(j)(k)
Triborough Bridge & Tunnel Authority, NY, Revenue:
Series F, Refunding, LOC - Citibank N.A.	0.020%	11/1/32	200,000	200,000	(j)(k)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.030%	1/1/32	600,000	600,000	(j)(k)

Total New York				1,650,000

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.030%	8/1/34	100,000	100,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $2,350,000)				2,350,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $76,879)	0.038%		76,879	76,879

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,426,879)				2,426,879

TOTAL INVESTMENTS - 140.4% (Cost - $751,837,148)				831,739,862
Liabilities in Excess of Other Assets - (40.4)%				(239,261,109)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$592,478,753

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The coupon payment on these securities is currently in default as of August 31, 2020.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	11	12/20	$2,462,779	$2,429,969	$32,810

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2020 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund seeks to achieve its objective by investing primarily in long-term investment grade municipal debt securities issued by state and local governments, political subdivisions, agencies and public authorities (municipal obligations). Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal obligations rated investment grade at the time of investment. Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

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Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$829,312,983	—	$829,312,983
Short-Term Investments†:
Municipal Bonds	—	2,350,000	—	2,350,000
Money Market Funds	$76,879	—	—	76,879

Total Short-Term Investments	76,879	2,350,000	—	2,426,879

Total Investments	$76,879	$831,662,983	—	$831,739,862

Other Financial Instruments:
Futures Contracts	$32,810	—	—	$32,810

Total	$109,689	$831,662,983	—	$831,772,672

†	See Schedule of Investments for additional detailed categorizations.

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